Taxes, Amounts to be Restituted to Customers, Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Taxes and Amounts to be Restituted to Customers

Taxes payable and amounts to be restituted to customers

	2018	2017
Current
ICMS (I)	168	497
COFINS	146	126
PASEP	32	27
INSS	23	20
Outros	41	35

	410	705

Non-current
COFINS	25	24
PASEP	4	4

	29	28

	439	733

Amounts to be restituted to customers
Non-current
PASEP/COFINS (II)	1,124	1,087

	1,124	1,087

(I)	ICMS (value added) tax

In 2017, the subsidiary Cemig D accepted the Minas Gerais State tax amnesty plan (PRCT) for settlement the ICMS tax on the CDE subsidy from the period of January 2013 to October 2016, and also the ICMS tax arising from classification of residential condominiums in the commercial customer category, from 2013 to 2015. The amount included in the PRCT for Cemig D, R$ 557 (net of the 90% reduction in interest and penalty), was paid in 6 (six) installments, updated at 50% of the Selic rate and the last payment was done on April 2, 2018.

(II)

The non-current obligations for Pasep and Cofins taxes include amounts relating to the Court challenge of the constitutionality of inclusion of ICMS tax within the basis on which these contributions are calculated. The subsidiaries Cemig D and Cemig GT obtain interim relief from the Court allowing them not to make the payment and authorizing payment of the deposits into court (starting in 2008), and maintained this procedure until August 2011. After that date, while continuing to challenge the basis of the calculation in court, it opted to pay the taxes monthly.

Summary of Income Tax and Social Contribution Tax	Income tax and social contribution

	2018	2017
Current
Income tax	83	88
Social contribution	29	27

	112	115